BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT POLICIES (Policies)	3 Months Ended
Nov. 30, 2024
Accounting Policies [Abstract]
About Bitmine Immersion Technologies, Inc.

About Bitmine Immersion Technologies, Inc.

Bitmine Immersion Technologies Inc. f/k/a Sandy Springs Holdings, Inc. (“Bitmine” or “we,” “us,” and “our”) is a Delaware corporation that commenced operations on July 16, 2020. Our predecessor was incorporated in the state of Nevada on August 16, 1995, as Interactive Lighting Showrooms, Inc.

By a written consent dated July 16, 2021, holders of a majority of our issued and outstanding common stock approved a resolution to appoint Jonathan Bates, Raymond Mow, Michael Maloney, and Seth Bayles to our board of directors, and to appoint Jonathan Bates as Chairman, Seth Bayles as Corporate Secretary, Raymond Mow as Chief Financial Officer, and Ryan Ramnath as Chief Operating Officer (collectively, the “New O&Ds”). Erik S. Nelson remained a director and the chief executive officer. At the same time, the shareholders approved the issuance of 32,994,999 shares of common stock in our offering of common stock at $0.015 per share, and the grant of 4,750,000 shares for services, which were valued at $0.015 per share. As a result of the foregoing stock issuances, the New O&Ds (or entities controlled by them) collectively acquired 24,893,877 shares of common stock, which represented approximately 62% of the issued and outstanding shares at the time. On May 26, 2022, our board of directors appointed Jonathan Bates as our chief executive officer and Erik Nelson as our president.

The appointment of certain of the New O&Ds to our board, and issuance to the New O&Ds of a controlling interest in our company, were made in order to enable us to enter the business of creating a hosting center for bitcoin mining computers primarily utilizing immersion cooling technology, as well mining the bitcoin digital currency for our own account. Prior to the change of control to the New O&Ds, we were shell company.

During the fiscal year ended August 31, 2022, we began implementing our business plan by generating revenue from the mining of bitcoin digital currency, hosting a third-party bitcoin miner and the sale of mining equipment.

Our year-end is August 31st.

Basis of Presentation

Basis of Presentation

The foregoing unaudited interim condensed financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information and with the instructions for Form 10-Q and Regulation S-X as promulgated by the Securities and Exchange Commission (“SEC”). Accordingly, these condensed financial statements do not include all of the disclosures required by GAAP for complete condensed financial statements. These unaudited interim condensed financial statements should be read in conjunction with the audited condensed financial statements and the notes thereto included on Form 10-K for the year ended August 31, 2024. In the opinion of management, the unaudited interim condensed financial statements furnished herein include all adjustments, all of which are of a normal recurring nature, necessary for a fair statement of the results for the interim period presented.

Operating results for the three months ended November 30, 2024, are not necessarily indicative of the results that may be expected for the year ending August 31, 2025.

Management’s Representation of Interim Condensed Financial Statements

Management’s Representation of Interim Condensed Financial Statements

The accompanying unaudited condensed financial statements have been prepared by us without audit pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). We use the same accounting policies in preparing quarterly and annual condensed financial statements. Certain information and footnote disclosures normally included in condensed financial statements prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) have been condensed or omitted as allowed by such rules and regulations, and management believes that the disclosures are adequate to make the information presented not misleading. These condensed financial statements include all of the adjustments, which in the opinion of management are necessary to a fair presentation of our financial position and results of operations. All such adjustments are of a normal and recurring nature. Interim results are not necessarily indicative of results for a full year.

Use of Estimates

Use of Estimates

The preparation of condensed financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of liabilities and disclosure of contingent assets and liabilities at the date of the condensed financial statements. The most significant estimates relate to the calculation of stock-based compensation, the fair market value of our common stock, the fair market value of our deemed dividend, the fair market value of investment, the calculation of our derivative liability, useful lives and impairment of fixed assets, income taxes and contingencies. We base our estimates on historical experience, known or expected trends, and various other assumptions that are believed to be reasonable given the quality of information available as of the date of these condensed financial statements. The results of these assumptions provide the basis for making estimates about the carrying amounts of assets and liabilities that are not readily apparent from other sources. Actual results could differ from these estimates. There have been no material changes to our accounting estimates since the issuance of our condensed financial statements since the year ended August 31, 2024.

Segment Reporting

Segment Reporting

We operate in one segment - the cryptocurrency mining industry. In accordance with the “Segment Reporting” Topic of the ASC, our chief operating decision maker has been identified as the Chief Executive Officer and President, who reviews operating results to make decisions about allocating resources and assessing performance for the entire company. All of our material operations qualify for aggregation due to their similar customer base and similarities in economic characteristics, nature of products and services, and procurement, manufacturing and distribution processes.

Revenue Recognition

Revenue Recognition

On July 1, 2018, we adopted Accounting Standards Codification (“ASC”) Topic 606, Revenue from Contracts with Customers (“ASC 606”). Results for reporting periods beginning after January 1, 2018, are presented under ASC 606.

Revenues from digital currency mining

Revenues from digital currency mining

We recognize revenue under ASC 606, Revenue from Contracts with Customers. The core principle of the revenue standard is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which we expect to be entitled in exchange for those goods or services. The following five steps are applied to achieve that core principle:

•	Step 1: Identify the contract with the customer;
•	Step 2: Identify the performance obligations in the contract;
•	Step 3: Determine the transaction price;
•	Step 4: Allocate the transaction price to the performance obligations in the contract; and
•	Step 5: Recognize revenue when we satisfy a performance obligation.

Step 1: We enter into a contract with a bitcoin mining pool operator (i.e., the customer) to provide hash calculation services to the mining pool. We only utilize pool operators that determine awards under the Full Pay-Per-Share method (the “FPPS method”). The contracts are terminable at any time by either party without penalty and our enforceable right to compensation only begins when we start providing hash calculation services to the mining pool operator (which occurs daily at midnight Universal Time Coordinated (UTC)). In general, mining revenue for industry participants consists of two parts, (1) the block reward (current bitcoin block reward is 3.125 bitcoin) paid by the network to the miner for successfully mining a block, and (2) the transaction fees paid by the users to the miner for successfully mining a block. When a mining pool successfully finds a block, it is awarded all of the transaction fees in that block and the reward from the network. Under the FPPS method utilized by us, we are entitled to an award of bitcoin equal to the expected reward per block over the measurement period of midnight-to-midnight UTC time based on the hash calculation services provided to the pool during the measurement period. We are also entitled to an aware of transaction fees per block based on the average of the transaction fees over the latest 144 blocks, each of which is about 10 minutes, and the total of 144 blocks equals one day. At the end of each day that runs from midnight-to-midnight UTC time, the pool operator calculates the pool participant’s expected block reward and transaction fees for the day based on the hash calculation services provided by the pool participant that day, less net digital asset fees due to the mining pool operator over the measurement period. The actual reward to us each day is based on the number of blocks we should have hypothetically mined during the measurement period based on the hash calculation services provided to the pool by us during the measurement period and the prevailing difficulty index, and is not based on the actual rewards received by the pool during the measurement period, which may be higher or lower than the expected rewards during such period. Applying the criteria per ASC 606-10-25-1, the contract arises at the point that we provide hash calculation services to the mining pool operator, which is the beginning of each contract day at midnight UTC (contract inception), because customer consumption is in tandem with daily delivery of the hash calculation services. Providing hash calculation services to mining pools is an output of our ordinary activities, and an enforceable right to compensation begins when, and continues as long as, such services are provided.

Step 2: In order to identify the performance obligations in a contract with a customer, a company must assess the promised goods or services in the contract and identify each promised good or service that is distinct. A performance obligation meets ASC 606’s definition of a “distinct” good or service (or bundle of goods or services) if both of the following criteria are met:

•	The customer can benefit from the good or service either on its own or together with other resources that are readily available to the customer (i.e., the good or service is capable of being distinct); and

•	The entity’s promise to transfer the good or service to the customer is separately identifiable from other promises in the contract (i.e., the promise to transfer the good or service is distinct within the context of the contract).

Based on these criteria, we have a single performance obligation in providing hash calculation services (i.e., hashrate) to the mining pool operator (i.e., customer). The performance obligation of hash calculation services is fulfilled daily over-time, as opposed to a point in time, because we provide the hashrate throughout the day and the customer simultaneously obtains control of it and uses the asset to produce bitcoin. We have full control of the mining equipment utilized in the mining pool and if we determine it will increase or decrease the processing power of our machines and/or fleet (i.e., for repairs or when power costs are excessive) the hash calculation services provided to the customer will be reduced.

Step 3: The transaction consideration we earn is non-cash digital consideration in the form of bitcoin, which is based on the Full-Pay-Per-Share (“FPPS”) payout method under the contract with the pool operator. According to the customer contract, daily settlements are calculated from midnight-to-midnight UTC time, and the amount due in bitcoin is credited to our account shortly thereafter on the following day. The amount of bitcoin we are entitled to for providing hash calculations to the customer's mining pool under the FPPS payout method is made up of block rewards and transaction fees less mining pool fees determined as follows:

•	The non-cash consideration calculated as a block reward over the continuously renewed contract periods is based on the total blocks expected to be generated on the bitcoin Network for the daily 24-hour period beginning midnight UTC and ending 23:59:59 UTC in accordance with the following formula: the hash calculations that we provide to the customer as a percent of the bitcoin network’s implied hash calculations as determined by the network difficulty, multiplied by the total bitcoin network block rewards expected to be generated for the same period.

•	The non-cash consideration calculated as transaction fees paid by transaction requestors is based on the share of total actual fees paid over the continuously renewed contract periods beginning midnight UTC and ending 23:59:59 UTC in accordance with the following formula: total actual transaction fees generated on the bitcoin network during the contract period as a percent of total block rewards the bitcoin network actually generated during the same period, multiplied by the block rewards we earned for the same period noted above.

•	The sum of the block reward and transaction fees earned by us are reduced by mining pool fees charged by the customer for operating the mining pool based on a rate schedule per the mining pool contract. The mining pool fee is only incurred to the extent we perform hash calculations and generate revenue in accordance with the customer’s payout formula during the continuously renewed contract periods beginning mid-night UTC and ending 23:59:59 UTC daily. During the year ending August 31, 2024, we utilized one mining pool for our self-mining operations, which charges 0.3% of the bitcoin payable to us as a pool management fee. This amount represents consideration paid to the customer and is thus reported as a reduction in revenue as we do not receive a distinct good or service from the mining pool operator in exchange.

There are no other forms of variable considerations, such as discounts, rebates, refunds, credits, price concessions, incentives, performance bonuses, penalties, or other similar items.

The above non-cash consideration is variable in accordance with paragraphs ASC 606-10-32-5 to 606-10-32-7, since the amount of block reward earned depends on the amount of hash calculations we perform; the amount of transaction fees we are entitled to depends on the actual bitcoin network transaction fees over the same 24-hour period; and the operator fees for the same 24-hour period are variable since it is determined based on the total block rewards and transaction fees in accordance with the pool operator’s agreement. While the non-cash consideration is variable, we have the ability to estimate the variable consideration at contract inception with reasonable certainty without the risk of significant revenue reversal. We do not constrain this variable consideration because it is probable that a significant reversal in the amount of revenue recognized from the contract will not occur when the uncertainty is subsequently resolved and recognizes the non-cash consideration on the same day that control of the service is transferred, which is the same day as contract inception.

We measure the non-cash consideration based on the spot rate of bitcoin determined using our primary trading platform for bitcoin at mid-night UTC on the day of contract inception. We recognize non-cash consideration on the same day that control of the contracted service is transferred to the pool operator, which is the same day as the contract inception.

Step 4: The transaction price is allocated to the single performance obligation upon verification for the provision of hash calculation services to the mining pool operator. There is a single performance obligation (i.e., hash calculation services or hashrate) for the contract; therefore, all consideration from the mining pool operator is allocated to this single performance obligation.

Step 5: Our performance is complete in transferring the hash calculation services over-time (midnight to midnight UTC) to the customer and the customer obtains control of that asset. In exchange for providing hash calculation services, we are entitled to the expected bitcoin awards earned over the measurement period, plus the expected global transaction fee rewards for the respective measurement period, less net digital asset fees due to the mining pool operator over the measurement period. The transaction consideration we receive is non-cash consideration, in the form of bitcoin. Prior to March 1, 2024, we measured the bitcoin at the closing U.S. dollar spot rate at the end of the date earned (midnight UTC). As of March 1, 2024, we began measuring the bitcoin at the opening U.S. dollar spot rate at the beginning of the date earned (midnight UTC). The change in method of calculating revenues from bitcoin mining did not result in material change in the revenues reported.

There are no deferred revenues or other liability obligations recorded by us since there are no payments in advance of the performance. At the end of the 24 hour “midnight-to-midnight” period, there are no remaining performance obligations.

During the three months ending November 30, 2024, we utilized one mining pool for our self-mining operations, which charges 0.3% of the bitcoin payable to us as a pool management fee. During the three months ending November 30, 2024 and 2023, we generated $483,683 and $329,723, respectively, in revenues from mining cryptocurrency.

Revenues from Hosting

Revenues from Hosting

We provide energized space to customers who locate their equipment within our co-hosting facility. The equipment generating the hosting revenue is owned by the customer. We give hosting customers the option of having all mining proceeds paid into a cold wallet address in our name, which case we pay the hosting client its share of mining awards on a daily basis, or having all mining awards sent to an account of the customer, in which case we bill the customer monthly for any hosting fee that is contingent on the amount of the client’s award. All performance obligations are achieved simultaneously by providing the hosting environment for the customers’ operations. Hosting revenues consist of amounts billed in U.S. dollars for electricity and other fees, and a percentage of cryptocurrency generated by the client’s hosting activities. With regard to hosting revenues that are billed in U.S. dollars, revenues are recorded at the time of invoicing. With regard to hosting revenues that are based on a percentage of cryptocurrency generated by the customer, revenues are recorded based on our share of cryptocurrency received from the mining pool on the date of receipt or invoicing.

During the three months ending November 30, 2024 and 2023, we generated $-0- and $11,864, respectively, in revenues from hosting services.

Revenues from the sale of mining equipment

Revenues from the sale of mining equipment

We record revenue from the resale of mining equipment it has purchased. Revenue for the sale of mining equipment is recognized under the guidelines of ASC 606. During the three months ending November 30, 2024 and 2023, we generated $717,147 and $169,721, respectively, in revenues from the sale of mining equipment.

Cash and cash equivalents

Cash and cash equivalents

We consider all highly liquid temporary cash investments with an original maturity of three months or less to be cash equivalents. On November 30, 2024 and August 31, 2024, our cash equivalents totaled $797,310 and $499,270, respectively.

Cryptocurrency

Cryptocurrency

Cryptocurrencies held are accounted for as intangible assets with indefinite useful lives. An intangible asset with an indefinite useful life is not amortized but assessed for impairment quarterly events or changes in circumstances occur indicating that it is more likely than not that the indefinite-lived asset is impaired. Impairment exists when the carrying amount exceeds its fair value, which is measured using the quoted price of the cryptocurrency at the time its fair value is being measured. In testing for impairment, we have the option to first perform a qualitative assessment to determine whether it is more likely than not that an impairment exists. If it is determined that it is not more likely than not that an impairment exists, a quantitative impairment test is not necessary. If we conclude otherwise, it is required to perform a quantitative impairment test. To the extent an impairment loss is recognized, the loss establishes the new cost basis of the asset. Subsequent reversal of impairment losses, if the price of cryptocurrency increases, is not permitted. During the three months ending November 30, 2024 and 2023, we did not recognize any impairment losses. During the three months ending November 30, 2024 and 2023, we realized gains from the change in the fair value of cryptocurrency of $85,216 and $-0-, respectively. We classify cryptocurrencies as current assets because we reasonably expect to sell or exchange all cryptocurrencies within one quarter.

Cryptocurrency earned by us through our mining activities are included within operating activities on the accompanying statements of cash flows. The sales of digital currencies are included within investing activities in the accompanying statements of cash flows and any realized gains or losses from such sales are included in other income (expense) in the statements of operations and comprehensive income (loss). We account for our gains or losses in accordance with the moving weighted average method of accounting.

We hold our cryptocurrencies in an account at BitGo Trust (“BitGo”), a well-known bitcoin custodian, which we also use to liquidate our bitcoin when necessary. We also have an account with Gemini Trust Company, LLC, which is a qualified custodian regulated by the New York Department of Financial Services as a backup facility, and may hold bitcoin from time to time in a cold storage wallet. We use BitGo’s multi-signature feature for account access.

Prepaid expenses

Prepaid expenses

Prepaid expenses are amounts paid to secure the use of assets or the receipt of services at a future date or continuously over one or more future periods. When the prepaid expenses are eventually consumed, they are charged to expense. Prepaid expenses are recorded at fair market value. As of August 31, 2024, and November 30, 2024, the balances of prepaid expenses were $675,000 and $33,575, respectively.

Customer advances

Customer advances

We defer revenues when cash payments are received in advance of our performance obligation required under the guidelines of ASC 606. Customer advances of $703,500 as of August 31, 2024 relate solely to an advance cash payment received from our customer for the delivery by us of certain transformers subject to the terms of a purchase order. As of August 31, 2024, and November 30, 2024, the balances of customer advances were $703,500 and $-0-, respectively.

Income taxes

Income taxes

We account for income taxes under FASB ASC 740, “Accounting for Income Taxes”. Under FASB ASC 740, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under FASB ASC 740, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. FASB ASC 740-10-05, “Accounting for Uncertainty in Income Taxes” prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. The amount recognized is measured as the largest amount of benefit that is greater than 50% percent likely of being realized upon ultimate settlement. We assess the validity of our conclusions regarding uncertain tax positions quarterly to determine if facts or circumstances have arisen that might cause us to change our judgment regarding the likelihood of a tax position’s sustainability under audit.

Stock-based Compensation

Stock-based Compensation

We account for stock-based compensation using the fair value method following the guidance outlined in Section 718-10 of the FASB Accounting Standards Codification for disclosure about Stock-Based Compensation. This section requires a public entity to measure the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award (with limited exceptions). That cost will be recognized over the period during which an employee is required to provide service in exchange for the award- the requisite service period (usually the vesting period). No compensation cost is recognized for equity instruments for which employees do not render the requisite service.

Net Loss per Share

Net Loss per Share

Net loss per common share is computed by dividing net loss by the weighted average common shares outstanding during the period as defined by Financial Accounting Standards, ASC Topic 260, “Earnings per Share.” Basic earnings per common share (“EPS”) calculations are determined by dividing net income by the weighted average number of shares of common stock outstanding during the period. Diluted earnings per common share calculations are determined by dividing net income by the weighted average number of common shares and dilutive common share equivalents outstanding.

Stock Purchase Warrants

Stock Purchase Warrants

We account for warrants issued to purchase shares of our common stock as equity in accordance with FASB ASC 480, Accounting for Derivative Financial Instruments Indexed to, and Potentially Settled in, a Company’s Own Stock, Distinguishing Liabilities from Equity. We determine the accounting classification of warrants we issue, as either liability or equity classified, by first assessing whether the warrants meet liability classification in accordance with ASC 480-10, Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity, then in accordance with ASC 815-40, Accounting for Derivative Financial Instruments Indexed to, and Potentially Settled in, a Company’s Own Stock. Under ASC 480, warrants are considered liability classified if the warrants are mandatorily redeemable, obligate us to settle the warrants or the underlying shares by paying cash or other assets, and warrants that must or may require settlement by issuing variable number of shares. If warrants do not meet the liability classification under ASC 480-10, we assess the requirements under ASC 815-40, which states that contracts that require or may require the issuer to settle the contract for cash are liabilities recorded at fair value, irrespective of the likelihood of the transaction occurring that triggers the net cash settlement feature.

If the warrants do not require liability classification under ASC 815-40, in order to conclude equity classification, we also assess whether the warrants are indexed to our common stock and whether the warrants are classified as equity under ASC 815-40 or other GAAP. After all such assessments, we conclude whether the warrants are classified as liability or equity. Liability classified warrants require fair value accounting at issuance and subsequent to initial issuance with all changes in fair value after the issuance date recorded in the statements of operations. Equity classified warrants only require fair value accounting at issuance with no changes recognized subsequent to the issuance date. We do not have any liability classified warrants as of any period presented.

Property and equipment

Property and equipment

Property and equipment are stated at cost and depreciated using the straight-line method over the estimated useful lives of the assets. Estimated useful lives for leasehold improvements are typically the lesser of the estimated useful life of the asset or the life of the term of the lease. The estimated useful lives for all other property and equipment are as follows:

Life (Years)
Miners and mining equipment	2
Machinery and equipment	5 - 7
Office and computer equipment	3

No depreciation is recorded on an asset until it is placed in service. Due to the nature of the equipment, it can only be placed in service when the hosting site is properly configured to turn on the machines. As of August 31, 2024, and November 30, 2024, we had $3,071,565 and $4,124,565, respectively, of fixed assets not in service. During the three months ended November 30, 2024, we performed an analysis of the carrying cost of our mining equipment compared to the current market price for the same equipment. As a result, we did not impair any of our mining equipment in the three months ending November 30, 2024.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842), which establishes a new lease accounting model for lessees. The updated guidance requires an entity to recognize assets and liabilities arising from financing and operating leases, along with additional qualitative and quantitative disclosures. The amended guidance is effective for fiscal years, and interim periods within those years, beginning after December 15, 2018, with early adoption permitted. In March 2019, the FASB issued ASU 2019-01, Codification Improvements, which clarifies certain aspects of the new lease standard. The FASB issued ASU 2018-10, Codification Improvements to Topic 842, Leases in July 2018. Also in 2018, the FASB issued ASU 2018-11, Leases (Topic 842) Targeted Improvements, which provides an optional transition method whereby the new lease standard is applied at the adoption date and recognized as an adjustment to retained earnings. The amendments have the same effective date and transition requirements as the new lease standard.

We adopted ASC 842 on July 16, 2020. The adoption of this guidance did not have any impact on our condensed financial statements.

In March 2022, the SEC staff released Staff Accounting Bulletin No. 121 (“SAB 121”), which requires entities that hold crypto assets on behalf of platform users to recognize a liability to reflect the entity’s obligation to safeguard the crypto assets held for its platform users, whether directly or through an agent or another third party acting on its behalf, along with a corresponding safeguarding asset. Both the liability and corresponding safeguarding asset shall be measured at fair value. SAB 121 also requires disclosure of the nature and amount of crypto assets being safeguarded, how the fair value is determined, an entity’s accounting policy for safeguarding liabilities and corresponding safeguarding assets, and may require disclosure of other information about risks and uncertainties arising from the entity’s safeguarding activities. We are not in the business of holding our customer’s crypto assets for safekeeping. For crypto assets that are not maintained on our platform and for which we do not maintain a private key or the ability to recover a customer’s private key, these balances are not recorded, as there is no related safeguarding obligation in accordance with SAB 121. This guidance is effective from the first interim period after June 15, 2022 and should be applied retrospectively. We adopted SAB 121 during the three months ended August 31, 2024, and it did not have any impact on our condensed financial statements.

In December 2023, the FASB issued Accounting Standards Update No. 2023-08, Accounting for and Disclosure of Crypto Assets (“ASC 350-60”). ASC 350-60 requires entities with certain crypto assets to subsequently measure such assets at fair value, with changes in fair value recorded in net income (loss) in each reporting period. Crypto assets that meet all the following criteria are within the scope of ASC 350-60:

(1)	meet the definition of intangible assets as defined in the Codification;
(2)	do not provide the asset holder with enforceable rights to or claims on underlying goods, services, or other assets;
(3)	are created or reside on a distributed ledger based on blockchain or similar technology;
(4)	are secured through cryptography;
(5)	are fungible; and
(6)	are not created or issued by the reporting entity or its related parties. In addition, entities are required to provide additional disclosures about the holdings of certain crypto assets.

Bitcoin, which is the sole crypto asset mined by us, meets each of these criteria. For all entities, the ASC 350-60 amendments are effective for fiscal years beginning after December 15, 2024, including interim periods within those years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued (or made available for issuance). If an entity adopts the amendments in an interim period, it must adopt them as of the beginning of the fiscal year that includes that interim period. We have elected to early adopt the new guidance effective September 1, 2024 resulting in a $-0- cumulative-effect change to adjust our bitcoin held on September 1, 2024.

Non-GAAP Financial Measures

We have included in this Report measures of financial performance that are not defined by GAAP. For the purposes of this Report the two non-GAAP measures used were “adjusted net loss attributable to common shareholders” and “adjusted basic and diluted loss per common share.

We believe that these measures provide useful information to investors, and include these measures in other communications to investors. For each of these non-GAAP financial measures, we are providing a reconciliation of the difference between the non-GAAP measure and the comparable GAAP measure, and an explanation of why we believe the non-GAAP measure provides useful information to investors. These non-GAAP measures and reconciliation, which can be found in our Management’s Discussion and Analysis of Financial Condition and Results of Operations section, should be viewed as addition to, and not in lieu of, the comparable GAAP measure.